SCHEDULE OF UNITS ISSUED IN THREE SEPARATE TRANCHES (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share issuance costs - cash	$ 2,686		$ 403,963
Share-Based Payment Arrangement, Tranche Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of units issued			12,499,343
Gross proceeds			$ 9,999,475
Share issuance costs - cash			401,461
Share issuance costs - agent warrants			98,206
Net proceeds			$ 9,598,014
Share-Based Payment Arrangement, Tranche Three [Member] | July 27, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Effective date			Jul. 27, 2023
Number of units issued			432,914
Gross proceeds			$ 346,331
Share issuance costs - cash			26,178
Share issuance costs - agent warrants			3,404
Net proceeds			$ 320,153
Share-Based Payment Arrangement, Tranche Three [Member] | August 28, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Effective date			Aug. 28, 2023
Number of units issued			2,886,124
Gross proceeds			$ 2,308,899
Share issuance costs - cash			86,960
Share issuance costs - agent warrants			22,694
Net proceeds			$ 2,221,939
Share-Based Payment Arrangement, Tranche Three [Member] | September 23, 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Effective date			Sep. 23, 2023
Number of units issued			2,218,222
Gross proceeds			$ 1,774,578
Share issuance costs - cash			69,098
Share issuance costs - agent warrants			17,442
Net proceeds			$ 1,705,480
Share-Based Payment Arrangement, Tranche Three [Member] | October Eighteen Twenty Twenty Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Effective date			Oct. 18, 2023
Number of units issued			4,958,717
Gross proceeds			$ 3,966,974
Share issuance costs - cash			134,270
Share issuance costs - agent warrants			38,936
Net proceeds			$ 3,832,704
Share-Based Payment Arrangement, Tranche Three [Member] | November Three Twenty Twenty Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Effective date			Nov. 03, 2023
Number of units issued			2,003,366
Gross proceeds			$ 1,602,693
Share issuance costs - cash			84,955
Share issuance costs - agent warrants			15,730
Net proceeds			$ 1,517,738